Expense Example - PIMCO ESG Income Fund	Institutional 1 Year	Institutional 3 Years	I-2 1 Year	I-2 3 Years	I-3 1 Year	I-3 3 Years	A 1 Year	A 3 Years	C 1 Year	C 3 Years
USD ($)	53	167	63	199	68	225	465	657	270	526